American Funds Strategic Bond FundSM
Investment portfolio
March 31, 2022
unaudited
Bonds, notes & other debt instruments 90.02% U.S. Treasury bonds & notes 38.07% U.S. Treasury 23.98%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2022	$4,000	$4,010
U.S. Treasury 0.875% 2024	15,970	15,566
U.S. Treasury 1.50% 2024	13,620	13,425
U.S. Treasury 1.50% 2024	97	95
U.S. Treasury 2.25% 2024	1,224	1,221
U.S. Treasury 0.50% 2025[1]	44,338	41,783
U.S. Treasury 1.125% 2025	19,170	18,459
U.S. Treasury 1.50% 2025	1,000	972
U.S. Treasury 0.875% 2026	2,093	1,949
U.S. Treasury 1.625% 2026	385	371
U.S. Treasury 1.75% 2026	24,924	24,122
U.S. Treasury 1.875% 2026	566	552
U.S. Treasury 1.875% 2027	101,500	98,820
U.S. Treasury 3.125% 2028	205	213
U.S. Treasury 1.75% 2029	200	192
U.S. Treasury 1.875% 2029	96,000	92,695
U.S. Treasury 1.375% 2031	7,248	6,652
U.S. Treasury 1.875% 2032	790,123	758,875
U.S. Treasury 4.375% 2039[1]	209,700	267,175
U.S. Treasury 1.125% 2040	45,000	35,366
U.S. Treasury 1.75% 2041[1]	447,578	388,833
U.S. Treasury 1.875% 2041	268,000	239,122
U.S. Treasury 2.00% 2041	250	227
U.S. Treasury 2.25% 2041	98,018	92,746
U.S. Treasury 1.375% 2050	62,700	48,454
U.S. Treasury 1.625% 2050	66,000	54,324
U.S. Treasury 1.875% 2051	61,579	54,090
U.S. Treasury 2.00% 2051	148,167	133,916
U.S. Treasury 2.375% 2051	77,828	76,473
U.S. Treasury 2.25% 2052	172,841	165,765
		2,636,463
U.S. Treasury inflation-protected securities 14.09%
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	38,781	40,567
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	45,987	48,623
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	115,001	119,831
U.S. Treasury Inflation-Protected Security 0.125% 2031[1,2]	309,019	327,035
U.S. Treasury Inflation-Protected Security 0.125% 2032[1,2]	600,264	638,045
U.S. Treasury Inflation-Protected Security 0.25% 2050[2]	3,566	3,750
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]	361,716	371,339
		1,549,190
Total U.S. Treasury bonds & notes		4,185,653
American Funds Strategic Bond Fund — Page 1 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 33.79% Financials 7.37%	Principal amount (000)	Value (000)
Advisor Group Holdings, LLC 6.25% 2028[3]	$2,500	$2,503
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	22,152	20,005
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	12,312	10,832
AG Merger Sub II, Inc. 10.75% 2027[3]	2,500	2,681
Alliant Holdings Intermediate, LLC 6.75% 2027[3]	3,000	2,969
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[3]	12,505	12,053
American Express Co. 2.55% 2027	24,375	23,730
Arthur J. Gallagher & Co. 3.50% 2051	5,758	5,138
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[4,5]	3,535	3,497
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[3]	5,250	5,485
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	5,000	4,670
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	11,400	9,916
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	16,500	14,708
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[6]	10,482	9,655
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[6]	4,861	4,154
Bank of America Corp. 2.972% 2052 (USD-SOFR + 1.56% on 7/21/2051)[6]	8,250	7,095
Bank of Montreal 2.65% 2027	30,000	29,050
Bank of Nova Scotia 2.45% 2032	18,471	17,015
Berkshire Hathaway, Inc. 2.875% 2032	20,000	19,414
Berkshire Hathaway, Inc. 3.85% 2052	20,000	20,477
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,6]	7,975	7,107
Charles Schwab Corp. 2.45% 2027	17,775	17,286
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	3,395	2,870
Chubb INA Holdings, Inc. 2.85% 2051	8,089	7,046
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[6]	4,375	4,341
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[6]	3,550	3,692
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	12,513	11,309
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	8,085	7,563
CME Group, Inc. 2.65% 2032	25,000	23,949
Coinbase Global, Inc. 3.375% 2028[3]	11,300	9,997
Coinbase Global, Inc. 3.625% 2031[3]	14,125	12,069
Commonwealth Bank of Australia 2.688% 2031[3]	6,975	6,215
Compass Diversified Holdings 5.25% 2029[3]	5,280	4,970
Compass Diversified Holdings 5.00% 2032[3]	5,100	4,625
Corebridge Financial, Inc. 3.85% 2029[3]	4,844	4,840
Corebridge Financial, Inc. 3.90% 2032[3]	5,145	5,137
Corebridge Financial, Inc. 4.35% 2042[3]	1,461	1,461
Corebridge Financial, Inc. 4.40% 2052[3]	7,517	7,516
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,6]	10,225	10,105
Danske Bank AS 3.875% 2023[3]	4,600	4,645
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,6]	12,525	12,634
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[6]	1,995	1,952
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	9,425	8,748
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[6]	8,875	7,990
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[4,5,7,8]	2,248	2,129
Digital Currency Group, Inc., Term Loan, 8.75% 2026[4,7,8]	2,997	2,839
FS Energy and Power Fund 7.50% 2023[3]	4,098	4,204
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	9,340	8,693
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[6]	1,070	1,079
Goldman Sachs Group, Inc. 2.60% 2030	7,915	7,351
American Funds Strategic Bond Fund — Page 2 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[6]	$17,185	$15,654
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[6]	40,000	36,250
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[6]	8,858	8,047
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[6]	4,855	4,508
Hightower Holding, LLC 6.75% 2029[3]	3,380	3,312
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[6]	20,000	18,658
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 1.465% 2022[5]	433	430
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.85%) 2.118% 2022[5]	1,046	1,047
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 1.539% 2023[5]	2,055	2,011
Huarong Finance 2017 Co., Ltd. 4.75% 2027	2,024	1,984
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.613% 2023[5]	2,483	2,446
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.738% 2025[5]	2,993	2,843
Huarong Finance II Co., Ltd. 5.00% 2025	2,702	2,705
Huarong Finance II Co., Ltd. 5.50% 2025	3,056	3,098
Huarong Finance II Co., Ltd., 4.625% 2026	1,072	1,049
Huarong Finance II Co., Ltd. 4.875% 2026	476	472
HUB International, Ltd. 5.625% 2029[3]	8,630	8,258
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[6]	7,952	8,195
Intercontinental Exchange, Inc. 2.65% 2040	5,700	4,881
Iron Mountain Information Management Services, Inc. 5.00% 2032[3]	9,875	9,273
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	10,000	9,647
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	15,750	15,388
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[6]	3,816	3,542
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	9,675	8,486
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	15,040	13,763
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[6]	9,139	8,385
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[6]	3,389	3,198
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[6]	3,600	3,203
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	5,000	4,713
Ladder Capital Corp. 4.25% 2027[3]	6,000	5,762
LPL Holdings, Inc. 4.625% 2027[3]	1,505	1,481
LPL Holdings, Inc. 4.00% 2029[3]	3,900	3,706
Marsh & McLennan Companies, Inc. 2.375% 2031	7,309	6,701
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	3,159	2,939
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	17,686	15,696
National Australia Bank, Ltd. 2.99% 2031[3]	17,000	15,454
National Financial Partners Corp. 6.875% 2028[3]	3,685	3,524
Navient Corp. 5.625% 2033	8,350	7,048
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[3]	6,055	6,179
Progressive Corp. 2.50% 2027	20,000	19,611
Progressive Corp. 3.00% 2032	20,000	19,482
Toronto-Dominion Bank 2.00% 2031	20,000	17,746
Travelers Companies, Inc. 2.55% 2050	361	294
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[3,6]	5,375	4,864
Vigorous Champion International, Ltd. 4.25% 2029	1,012	971
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[6]	1,650	1,630
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[6]	4,114	3,827
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[6]	20,000	19,459
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[6]	2,200	2,623
Westpac Banking Corp. 1.953% 2028	7,248	6,687
		810,539
American Funds Strategic Bond Fund — Page 3 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 4.96%	Principal amount (000)	Value (000)
Affinity Gaming 6.875% 2027[3]	$3,000	$2,923
Allied Universal Holdco LLC 4.625% 2028[3]	4,720	4,466
Allied Universal Holdco LLC 6.00% 2029[3]	1,915	1,692
Amazon.com, Inc. 1.00% 2026	20,000	18,787
Amazon.com, Inc. 2.10% 2031	20,000	18,610
Amazon.com, Inc. 3.10% 2051	10,000	9,431
Asbury Automotive Group, Inc. 4.625% 2029[3]	2,865	2,672
Asbury Automotive Group, Inc. 5.00% 2032[3]	3,495	3,254
Atlas LuxCo 4 SARL 4.625% 2028[3]	3,605	3,374
AutoNation, Inc. 3.85% 2032	15,000	14,542
Bayerische Motoren Werke AG 3.90% 2025[3]	5,300	5,412
Bayerische Motoren Werke AG 3.45% 2027[3]	8,625	8,696
Bayerische Motoren Werke AG 2.55% 2031[3]	2,600	2,421
Bayerische Motoren Werke AG 3.70% 2032[3]	6,075	6,146
Booking Holdings, Inc. 4.625% 2030	4,000	4,344
Boyd Gaming Corp. 8.625% 2025[3]	1,811	1,904
Boyd Gaming Corp. 4.75% 2027	2,300	2,291
Boyd Gaming Corp. 4.75% 2031[3]	9,565	9,234
Burger King Corp. 5.75% 2025[3]	3,200	3,296
Caesars Entertainment, Inc. 6.25% 2025[3]	2,795	2,889
Caesars Entertainment, Inc. 4.625% 2029[3]	2,455	2,299
Caesars Resort Collection, LLC 5.75% 2025[3]	2,705	2,764
Carnival Corp. 5.75% 2027[3]	5,000	4,775
Carnival Corp. 4.00% 2028[3]	11,000	10,244
Carnival Corp. 6.00% 2029[3]	5,500	5,190
Carvana Co. 5.50% 2027[3]	3,275	2,928
Carvana Co. 5.875% 2028[3]	9,000	8,025
CEC Entertainment, Inc. 6.75% 2026[3]	3,770	3,651
Daimler Trucks Finance North America, LLC 2.375% 2028[3]	7,775	7,085
Daimler Trucks Finance North America, LLC 2.50% 2031[3]	19,871	17,412
Everi Holdings, Inc. 5.00% 2029[3]	5,750	5,454
Fertitta Entertainment, Inc. 4.625% 2029[3]	5,000	4,748
Fertitta Entertainment, Inc. 6.75% 2030[3]	15,000	13,819
Ford Motor Credit Company LLC 5.125% 2025	4,175	4,264
Ford Motor Credit Company LLC 2.70% 2026	7,820	7,282
Ford Motor Credit Company LLC 4.95% 2027	4,670	4,754
Ford Motor Credit Company LLC 4.00% 2030	5,725	5,400
General Motors Company 6.80% 2027	1,882	2,127
Grand Canyon University 3.25% 2023	5,500	5,528
Grand Canyon University 4.375% 2026	10,000	10,125
Grand Canyon University 5.125% 2028	7,000	6,858
Grupo Axo, SAPI de CV 5.75% 2026[3]	4,450	4,199
Hilton Grand Vacations Borrower 5.00% 2029[3]	3,403	3,252
Hilton Worldwide Holdings, Inc. 4.00% 2031[3]	4,485	4,242
Home Depot, Inc. 2.95% 2029	1,435	1,425
International Game Technology PLC 5.25% 2029[3]	5,600	5,592
Jacobs Entertainment, Inc. 6.75% 2029[3]	5,305	5,338
Lowe’s Companies, Inc. 3.75% 2032	21,556	21,814
Lowe’s Companies, Inc. 4.25% 2052	4,060	4,206
Marriott International, Inc. 5.75% 2025	129	137
Marriott International, Inc. 2.85% 2031	13,790	12,607
Marriott International, Inc. 2.75% 2033	1,915	1,694
McDonald’s Corp. 3.625% 2049	979	940
McDonald’s Corp. 4.20% 2050	2,259	2,366
American Funds Strategic Bond Fund — Page 4 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Melco International Development, Ltd. 5.375% 2029[3]	$10,460	$8,917
MercadoLibre, Inc. 2.375% 2026	4,255	3,973
MercadoLibre, Inc. 3.125% 2031	1,275	1,114
MGM Growth Properties LLC 3.875% 2029[3]	6,800	6,694
MGM Resorts International 6.00% 2023	1,900	1,945
MGM Resorts International 6.75% 2025	3,500	3,617
Mohegan Gaming & Entertainment 8.00% 2026[3]	20,000	19,899
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[4,5]	2,119	2,101
NCL Corp., Ltd. 5.875% 2026[3]	5,600	5,327
NCL Corp., Ltd. 5.875% 2027[3]	3,805	3,753
NCL Corp., Ltd. 7.75% 2029[3]	4,880	4,921
Nordstrom, Inc. 4.25% 2031	6,000	5,479
Party City Holdings, Inc. 6.625% 2026[3]	560	451
Party City Holdings, Inc. 8.75% 2026[3]	8,080	7,716
Premier Entertainment Sub LLC 5.625% 2029[3]	15,000	12,922
Premier Entertainment Sub LLC 5.875% 2031[3]	15,000	12,834
Real Hero Merger Sub 2, Inc. 6.25% 2029[3]	975	890
Royal Caribbean Cruises, Ltd. 10.875% 2023[3]	4,955	5,278
Royal Caribbean Cruises, Ltd. 4.25% 2026[3]	11,500	10,718
Royal Caribbean Cruises, Ltd. 5.50% 2028[3]	5,000	4,773
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	5,600	5,681
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[3]	3,195	3,343
Sands China, Ltd. 5.40% 2028	3,250	3,202
Scientific Games Corp. 8.25% 2026[3]	4,045	4,212
Scientific Games Holdings LP 6.625% 2030[3]	5,195	5,127
Stellantis Finance US, Inc. 1.711% 2027[3]	18,350	16,755
Stellantis Finance US, Inc. 2.691% 2031[3]	15,100	13,279
Studio City Co., Ltd. 7.00% 2027[3]	8,920	8,725
Toyota Motor Credit Corp. 3.375% 2030	2,865	2,878
Universal Entertainment Corp. 8.50% 2024[3]	5,500	5,646
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[3]	955	930
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[3]	7,860	7,603
Viking Cruises, Ltd. 13.00% 2025[3]	1,810	2,015
Wheel Pros, Inc. 6.50% 2029[3]	2,185	1,919
Wyndham Worldwide Corp. 4.375% 2028[3]	3,340	3,219
Wynn Resorts, Ltd. 7.75% 2025[3]	775	806
Wynn Resorts, Ltd. 5.125% 2029[3]	6,100	5,752
YUM! Brands, Inc. 7.75% 2025[3]	2,003	2,081
		545,423
Health care 4.08%
AbbVie, Inc. 2.60% 2024	3,616	3,594
AbbVie, Inc. 3.20% 2029	2,467	2,440
AmerisourceBergen Corp. 2.70% 2031	9,250	8,561
Amgen, Inc. 3.35% 2032	5,264	5,222
Amgen, Inc. 4.20% 2052	357	370
AstraZeneca Finance LLC 1.75% 2028	13,095	12,092
AstraZeneca Finance LLC 2.25% 2031	1,020	951
AstraZeneca PLC 3.375% 2025	3,600	3,656
Avantor Funding, Inc. 4.625% 2028[3]	5,785	5,729
Banner Health 2.913% 2051	10,000	8,653
Bausch Health Companies, Inc. 9.25% 2026[3]	6,930	7,105
Bausch Health Companies, Inc. 5.00% 2029[3]	5,100	3,979
Baxter International, Inc. 2.272% 2028[3]	5,032	4,666
American Funds Strategic Bond Fund — Page 5 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Baxter International, Inc. 2.539% 2032[3]	$8,938	$8,172
Baylor Scott & White Holdings 0.827% 2025	5,463	5,048
Baylor Scott & White Holdings 1.777% 2030	19,087	16,906
Centene Corp. 4.25% 2027	3,335	3,351
Centene Corp. 2.45% 2028	24,165	22,112
Centene Corp. 4.625% 2029	2,990	3,019
Centene Corp. 3.00% 2030	3,625	3,335
Centene Corp. 2.625% 2031	6,580	5,867
Change Healthcare Holdings, LLC 5.75% 2025[3]	9,000	9,011
Charles River Laboratories International, Inc. 3.75% 2029[3]	1,545	1,460
Charles River Laboratories International, Inc. 4.00% 2031[3]	2,615	2,460
Cigna Corp. 2.375% 2031	2,983	2,736
CVS Health Corp. 1.75% 2030	1,865	1,637
CVS Health Corp. 3.75% 2030	2,135	2,175
CVS Health Corp. 4.25% 2050	1,064	1,108
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[3]	4,300	2,446
Endo International PLC 5.875% 2024[3]	625	590
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[3]	2,725	2,490
Gilead Sciences, Inc. 2.80% 2050	2,321	1,908
HCA, Inc. 3.50% 2030	3,300	3,194
HCA, Inc. 3.625% 2032[3]	5,028	4,933
HCA, Inc. 5.25% 2049	2,300	2,529
HCA, Inc. 4.625% 2052[3]	5,856	5,920
Humana, Inc. 3.70% 2029	2,598	2,609
LifePoint Health, Inc. 6.75% 2025[3]	2,500	2,588
Merck & Co., Inc. 1.90% 2028	13,052	12,296
Merck & Co., Inc. 2.15% 2031	16,493	15,276
Merck & Co., Inc. 2.75% 2051	8,271	7,222
Minerva Merger Sub, Inc. 6.50% 2030[3]	15,000	14,571
Molina Healthcare, Inc. 3.875% 2030[3]	1,665	1,602
Molina Healthcare, Inc. 3.875% 2032[3]	8,020	7,644
Mozart Debt Merger Sub, Inc. 3.875% 2029[3]	5,000	4,631
Mozart Debt Merger Sub, Inc. 5.25% 2029[3]	8,000	7,448
Organon Finance 1 LLC 4.125% 2028[3]	5,545	5,290
Owens & Minor, Inc. 6.625% 2030[3]	6,825	7,033
Par Pharmaceutical, Inc. 7.50% 2027[3]	3,000	2,804
Radiology Partners, Inc. 9.25% 2028[3]	665	666
Regeneron Pharmaceuticals, Inc. 1.75% 2030	1,395	1,212
Roche Holdings, Inc. 1.93% 2028[3]	25,000	23,264
Roche Holdings, Inc. 2.076% 2031[3]	21,743	20,030
Roche Holdings, Inc. 2.607% 2051[3]	9,473	8,224
Summa Health 3.511% 2051	9,945	9,496
Sutter Health 1.321% 2025	6,000	5,638
Team Health Holdings, Inc. 6.375% 2025[3]	1,475	1,326
Tenet Healthcare Corp. 5.125% 2027[3]	4,100	4,125
Tenet Healthcare Corp. 6.125% 2028[3]	2,900	2,950
Tenet Healthcare Corp. 4.375% 2030[3]	15,000	14,418
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	5,860
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,750	1,843
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,300	6,623
Teva Pharmaceutical Finance Co. BV 4.75% 2027	14,245	13,692
Teva Pharmaceutical Finance Co. BV 6.75% 2028	3,900	4,096
Teva Pharmaceutical Finance Co. BV 5.125% 2029	16,280	15,671
Teva Pharmaceutical Finance Co. BV 4.10% 2046	5,000	3,935
American Funds Strategic Bond Fund — Page 6 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 2.00% 2030	$5,404	$4,981
UnitedHealth Group, Inc. 2.30% 2031	7,320	6,885
UnitedHealth Group, Inc. 3.25% 2051	14,216	13,398
Valeant Pharmaceuticals International, Inc. 8.50% 2027[3]	700	699
West Virginia United Health System Obligated Group 3.129% 2050	2,775	2,355
Zoetis, Inc. 2.00% 2030	7,000	6,286
		448,112
Energy 3.67%
AI Candelaria (Spain), SLU 5.75% 2033[3]	2,990	2,573
Apache Corp. 4.625% 2025	5,395	5,635
Apache Corp. 4.25% 2030	495	500
Apache Corp. 5.35% 2049	350	337
Baker Hughes Co. 2.061% 2026	3,341	3,187
BP Capital Markets America, Inc. 2.721% 2032	25,000	23,558
Canadian Natural Resources, Ltd. 2.95% 2023	325	327
Canadian Natural Resources, Ltd. 3.85% 2027	2,000	2,026
Canadian Natural Resources, Ltd. 2.95% 2030	6,455	6,148
Cenovus Energy, Inc. 5.375% 2025	1,095	1,156
Cenovus Energy, Inc. 5.25% 2037	523	568
Cenovus Energy, Inc. 5.40% 2047	364	411
Cheniere Energy Partners LP 4.00% 2031	4,790	4,651
Chesapeake Energy Corp. 5.50% 2026[3]	1,800	1,846
Chesapeake Energy Corp. 5.875% 2029[3]	1,550	1,603
Chevron Corp. 2.236% 2030	3,290	3,116
Chevron Corp. 3.078% 2050	1,181	1,118
Comstock Resources, Inc. 5.875% 2030[3]	3,015	2,974
ConocoPhillips 3.80% 2052	35,000	35,700
Continental Resources, Inc. 2.875% 2032[3]	5,739	5,127
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[3]	7,000	7,015
Diamondback Energy, Inc. 4.25% 2052	4,033	3,996
DT Midstream, Inc. 4.375% 2031[3]	9,905	9,501
Enbridge Energy Partners LP 5.875% 2025	155	168
Enbridge Energy Partners LP 7.375% 2045	256	357
Enbridge, Inc. 3.40% 2051	2,564	2,282
Energean Israel Finance, Ltd. 4.50% 2024[3]	2,395	2,375
Energean Israel Finance, Ltd. 5.875% 2031[3]	2,765	2,647
Energy Transfer Operating LP 2.90% 2025	3,201	3,134
Energy Transfer Operating LP 3.75% 2030	6,403	6,308
Energy Transfer Partners LP 6.125% 2045	1,170	1,295
Energy Transfer Partners LP 5.30% 2047	647	667
Energy Transfer Partners LP 6.00% 2048	352	392
Energy Transfer Partners LP 6.25% 2049	1,000	1,152
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[6]	2,848	2,806
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6]	2,700	2,427
Enterprise Products Operating LLC 3.20% 2052	1,697	1,437
EQM Midstream Partners LP 6.00% 2025[3]	7,200	7,356
EQM Midstream Partners LP 6.50% 2027[3]	3,620	3,787
EQM Midstream Partners LP 4.50% 2029[3]	2,555	2,394
EQM Midstream Partners LP 4.75% 2031[3]	2,850	2,669
EQT Corp. 6.625% 2025[6]	2,000	2,115
EQT Corp. 3.90% 2027	2,500	2,496
American Funds Strategic Bond Fund — Page 7 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EQT Corp. 5.00% 2029	$980	$1,013
EQT Corp. 3.625% 2031[3]	3,015	2,884
Equinor ASA 3.70% 2050	1,217	1,237
Exxon Mobil Corp. 4.227% 2040	1,200	1,295
Exxon Mobil Corp. 3.452% 2051	1,229	1,198
Gray Oak Pipeline, LLC 2.60% 2025[3]	4,442	4,268
Guara Norte SARL 5.198% 2034[3]	10,175	9,351
Hilcorp Energy I, LP 5.75% 2029[3]	1,285	1,288
Hilcorp Energy I, LP 6.00% 2031[3]	865	870
Kinder Morgan, Inc. 5.20% 2048	1,044	1,138
Kinder Morgan, Inc. 3.25% 2050	3,345	2,786
Leviathan Bond, Ltd. 5.75% 2023[3]	3,410	3,461
Leviathan Bond, Ltd. 6.75% 2030[3]	3,245	3,350
Magellan Midstream Partners LP 3.95% 2050	12,500	11,863
Marathon Oil Corp. 4.40% 2027	1,175	1,213
MPLX LP 1.75% 2026	5,933	5,567
MPLX LP 2.65% 2030	6,409	5,882
MPLX LP 5.50% 2049	1,750	1,944
Murphy Oil Corp. 5.875% 2027	1,965	2,003
MV24 Capital BV 6.748% 2034	6,745	6,572
MV24 Capital BV 6.748% 2034[3]	1,296	1,263
Neptune Energy Group Holdings, Ltd. 6.625% 2025[3]	2,775	2,795
New Fortress Energy, Inc. 6.50% 2026[3]	6,985	6,929
NGL Energy Operating LLC 7.50% 2026[3]	12,925	12,730
NGPL PipeCo LLC 3.25% 2031[3]	5,000	4,676
Occidental Petroleum Corp. 3.50% 2029	2,236	2,206
ONEOK, Inc. 5.85% 2026	5,053	5,436
ONEOK, Inc. 4.55% 2028	130	134
ONEOK, Inc. 4.35% 2029	230	235
ONEOK, Inc. 3.10% 2030	1,788	1,678
ONEOK, Inc. 6.35% 2031	6,154	7,130
ONEOK, Inc. 4.95% 2047	402	407
ONEOK, Inc. 5.20% 2048	4,988	5,328
ONEOK, Inc. 7.15% 2051	2,610	3,332
Petrobras Global Finance Co. 6.75% 2050	5,680	5,588
Petróleos Mexicanos 6.875% 2025	25,000	26,240
Petróleos Mexicanos 4.50% 2026	2,188	2,144
Petróleos Mexicanos 6.50% 2029	305	303
Petróleos Mexicanos 5.95% 2031	625	578
Petróleos Mexicanos 6.70% 2032	11,544	10,979
Petrorio Luxembourg SARL 6.125% 2026[3]	6,090	6,103
Pioneer Natural Resources Company 1.90% 2030	6,555	5,818
Qatar Petroleum 3.30% 2051[3]	5,855	5,391
Range Resources Corp. 4.75% 2030[3]	1,340	1,333
Rattler Midstream Partners LP 5.625% 2025[3]	1,165	1,184
SA Global Sukuk, Ltd. 2.694% 2031[3]	9,860	9,353
Sabine Pass Liquefaction, LLC 4.50% 2030	3,347	3,505
SM Energy Co. 6.50% 2028	1,350	1,395
Southwestern Energy Co. 8.375% 2028	1,035	1,137
Southwestern Energy Co. 5.375% 2030	8,780	8,935
Southwestern Energy Co. 4.75% 2032	2,200	2,200
Sunoco Logistics Operating Partners LP 5.40% 2047	1,090	1,145
Sunoco LP 4.50% 2029	2,595	2,451
Targa Resources Partners LP 4.875% 2031	3,290	3,327
American Funds Strategic Bond Fund — Page 8 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Venture Global Calcasieu Pass, LLC 4.125% 2031[3]	$3,970	$3,902
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[6]	1,532	1,524
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[6]	1,101	1,098
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[6]	2,539	2,480
		402,912
Communication services 3.03%
AT&T, Inc. 4.35% 2029	1,250	1,324
AT&T, Inc. 2.25% 2032	5,000	4,441
AT&T, Inc. 3.30% 2052	3,000	2,581
AT&T, Inc. 3.50% 2053	19,942	17,574
Brightstar Escrow Corp. 9.75% 2025[3]	9,350	9,477
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[3]	2,200	2,116
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[3]	13,500	12,269
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[3]	20,000	18,654
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[3]	7,875	7,079
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[3]	8,725	7,591
Consolidated Communications, Inc. 5.00% 2028[3]	2,800	2,415
Embarq Corp. 7.995% 2036	1,250	1,207
Front Range BidCo, Inc. 6.125% 2028[3]	5,000	4,485
Frontier Communications Corp. 5.00% 2028[3]	5,125	4,926
Gray Escrow II, Inc. 5.375% 2031[3]	2,650	2,537
Lamar Media Corp. 4.875% 2029	3,600	3,577
Level 3 Communications, Inc. 3.875% 2029[3]	1,200	1,107
Magallanes, Inc. 4.279% 2032[3]	18,191	18,295
Magallanes, Inc. 5.141% 2052[3]	21,863	22,420
Midas OpCo Holdings LLC 5.625% 2029[3]	5,810	5,489
Netflix, Inc. 3.625% 2025[3]	2,225	2,240
Netflix, Inc. 4.875% 2028	15,250	16,017
Netflix, Inc. 5.875% 2028	15,466	17,087
Netflix, Inc. 5.375% 2029[3]	1,050	1,139
Netflix, Inc. 6.375% 2029	275	311
Netflix, Inc. 4.875% 2030[3]	1,535	1,640
News Corp. 3.875% 2029[3]	3,725	3,526
News Corp. 5.125% 2032[3]	3,825	3,851
Nexstar Broadcasting, Inc. 4.75% 2028[3]	6,000	5,819
Sirius XM Radio, Inc. 4.00% 2028[3]	7,600	7,230
Sirius XM Radio, Inc. 3.875% 2031[3]	10,575	9,641
Sprint Corp. 6.875% 2028	2,100	2,437
Sprint Corp. 8.75% 2032	12,000	16,187
T-Mobile US, Inc. 2.55% 2031	11,000	9,992
T-Mobile US, Inc. 3.00% 2041	2,753	2,334
T-Mobile US, Inc. 3.40% 2052[3]	7,214	6,161
Twitter, Inc. 5.00% 2030[3]	15,425	15,374
Univision Communications, Inc. 6.625% 2027[3]	7,100	7,446
Univision Communications, Inc. 4.50% 2029[3]	6,750	6,434
Verizon Communications, Inc. 2.55% 2031	12,200	11,351
Verizon Communications, Inc. 3.55% 2051	20,000	18,874
Verizon Communications, Inc. 3.875% 2052	7,500	7,559
VZ Secured Financing BV 5.00% 2032[3]	5,600	5,245
Ziggo Bond Co. BV 5.125% 2030[3]	5,000	4,662
Ziggo Bond Finance BV 4.875% 2030[3]	1,425	1,345
		333,466
American Funds Strategic Bond Fund — Page 9 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 2.83%	Principal amount (000)	Value (000)
Allison Transmission Holdings, Inc. 3.75% 2031[3]	$4,575	$4,157
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[4,5]	8,978	8,883
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[4,5]	2,590	2,581
Avis Budget Car Rental, LLC 5.75% 2027[3]	5,340	5,353
Avis Budget Group, Inc. 5.375% 2029[3]	4,030	3,975
Boeing Company 4.875% 2025	162	167
Boeing Company 5.15% 2030	22,866	24,421
Boeing Company 3.625% 2031	7,848	7,652
Boeing Company 3.60% 2034	6,460	6,037
Boeing Company 5.705% 2040	4,000	4,481
Bombardier, Inc. 7.125% 2026[3]	7,405	7,266
Bombardier, Inc. 7.875% 2027[3]	3,000	2,941
Bombardier, Inc. 6.00% 2028[3]	4,180	3,923
Burlington Northern Santa Fe LLC 3.30% 2051	3,856	3,665
BWX Technologies, Inc. 4.125% 2028[3]	4,760	4,591
Canadian Pacific Railway, Ltd. 2.05% 2030	2,000	1,835
Canadian Pacific Railway, Ltd. 2.45% 2031	5,763	5,360
Canadian Pacific Railway, Ltd. 3.00% 2041	14,207	12,810
Canadian Pacific Railway, Ltd. 3.10% 2051	16,554	14,679
Carrier Global Corp. 3.377% 2040	1,028	937
Carrier Global Corp. 3.577% 2050	893	820
Clarivate Science Holdings Corp. 3.875% 2028[3]	2,525	2,412
Clarivate Science Holdings Corp. 4.875% 2029[3]	3,325	3,135
CoreLogic, Inc. 4.50% 2028[3]	14,000	13,229
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[4,5]	3,375	3,345
CP Atlas Buyer, Inc. 7.00% 2028[3]	950	812
CSX Corp. 2.40% 2030	2,228	2,121
CSX Corp. 3.80% 2050	546	556
F-Brasile SpA 7.375% 2026[3]	526	474
General Dynamics Corp. 2.25% 2031	8,576	8,019
GFL Environmental, Inc. 3.75% 2025[3]	7,700	7,570
PM General Purchaser LLC 9.50% 2028[3]	9,000	8,861
Rolls-Royce PLC 5.75% 2027[3]	10,265	10,556
Roper Technologies, Inc. 1.75% 2031	23,000	19,899
SkyMiles IP, Ltd. 4.50% 2025[3]	4,500	4,530
SkyMiles IP, Ltd. 4.75% 2028[3]	2,760	2,786
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[4,5]	3,000	3,106
SRS Distribution, Inc. 4.625% 2028[3]	3,655	3,499
TransDigm, Inc. 6.25% 2026[3]	3,000	3,084
TransDigm, Inc. 5.50% 2027	5,000	4,969
TransDigm, Inc. 4.875% 2029	1,990	1,869
Union Pacific Corp. 2.375% 2031	26,768	25,085
Union Pacific Corp. 2.80% 2032	9,999	9,613
Union Pacific Corp. 2.95% 2052	9,118	8,105
Union Pacific Corp. 3.50% 2053	7,500	7,360
Union Pacific Corp. 3.95% 2059	3,000	3,064
United Airlines Holdings, Inc. 6.50% 2027[3]	3,905	4,076
United Airlines, Inc. 4.375% 2026[3]	3,605	3,551
United Airlines, Inc. 4.625% 2029[3]	2,920	2,780
Vertical Holdco GMBH 7.625% 2028[3]	1,400	1,391
Vertical U.S. Newco, Inc. 5.25% 2027[3]	2,625	2,599
American Funds Strategic Bond Fund — Page 10 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
WESCO Distribution, Inc. 7.125% 2025[3]	$5,835	$6,077
WESCO Distribution, Inc. 7.25% 2028[3]	6,085	6,470
		311,537
Utilities 2.41%
AEP Transmission Co. LLC 3.65% 2050	725	702
AES Corp. 2.45% 2031	7,500	6,719
AES Panama Generation Holdings SRL 4.375% 2030[3]	2,850	2,720
Alabama Power Co. 3.00% 2052	13,130	11,276
Alfa Desarrollo SpA 4.55% 2051[3]	5,895	5,125
Alliant Energy Finance, LLC 3.60% 2032[3]	10,450	10,175
Berkshire Hathaway Energy Company 2.85% 2051	968	824
Consumers Energy Co. 3.10% 2050	857	788
DTE Electric Company 3.65% 2052	5,750	5,830
DTE Energy Company 3.00% 2032	9,475	9,251
Edison International 3.125% 2022	2,800	2,815
Edison International 3.55% 2024	2,200	2,209
Edison International 4.95% 2025	425	435
Edison International 4.125% 2028	2,165	2,151
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[6]	10,000	9,410
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	350	370
Exelon Corp. 4.10% 2052[3]	750	764
FirstEnergy Corp. 2.65% 2030	3,712	3,377
FirstEnergy Corp., Series B, 4.40% 2027[6]	4,958	4,998
NextEra Energy Capital Holdings, Inc. 2.44% 2032	16,000	14,650
Pacific Gas and Electric Co. 2.95% 2026	355	338
Pacific Gas and Electric Co. 3.15% 2026	104	100
Pacific Gas and Electric Co. 3.30% 2027	304	287
Pacific Gas and Electric Co. 3.30% 2027	144	139
Pacific Gas and Electric Co. 3.00% 2028	11,450	10,673
Pacific Gas and Electric Co. 4.65% 2028	141	141
Pacific Gas and Electric Co. 4.55% 2030	15,281	15,186
Pacific Gas and Electric Co. 2.50% 2031	11,399	9,849
Pacific Gas and Electric Co. 3.25% 2031	28,176	25,527
Pacific Gas and Electric Co. 3.50% 2050	16,250	13,129
PG&E Corp. 5.00% 2028	1,995	1,931
PG&E Corp. 5.25% 2030	1,485	1,442
San Diego Gas & Electric Co. 1.70% 2030	4,575	4,036
Southern California Edison Co. 2.85% 2029	1,100	1,049
Southern California Edison Co. 2.75% 2032	20,875	19,398
Southern California Edison Co. 3.65% 2050	930	865
Southern California Edison Co. 3.45% 2052	25,000	22,521
Southern California Edison Co., Series C, 3.60% 2045	1,009	917
Southern California Gas Company 2.55% 2030	875	827
Talen Energy Corp. 7.25% 2027[3]	845	791
Union Electric Co. 3.90% 2052	2,153	2,230
Venture Global Calcasieu Pass, LLC 3.875% 2029[3]	4,855	4,727
Virginia Electric and Power Co. 2.30% 2031	5,825	5,348
Virginia Electric and Power Co. 2.40% 2032	23,125	21,342
Virginia Electric and Power Co. 2.95% 2051	8,000	7,046
		264,428
American Funds Strategic Bond Fund — Page 11 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 1.75%	Principal amount (000)	Value (000)
Analog Devices, Inc. 1.70% 2028	$6,752	$6,241
Analog Devices, Inc. 2.10% 2031	12,879	11,897
Apple, Inc. 2.375% 2041	12,110	10,575
Apple, Inc. 2.65% 2051	12,110	10,480
Black Knight, Inc. 3.625% 2028[3]	4,330	4,109
BMC Software, Inc. 7.125% 2025[3]	2,770	2,876
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[4,5]	8,950	8,886
Booz Allen Hamilton, Inc. 3.875% 2028[3]	2,585	2,498
Booz Allen Hamilton, Inc. 4.00% 2029[3]	1,685	1,648
Broadcom, Inc. 4.00% 2029[3]	4,427	4,425
Broadcom, Inc. 4.75% 2029	6,000	6,315
Broadcom, Inc. 2.45% 2031[3]	8,307	7,423
Broadcom, Inc. 4.15% 2032[3]	7,731	7,714
Broadcom, Inc. 2.60% 2033[3]	8,550	7,437
Broadcom, Inc. 3.419% 2033[3]	8,000	7,481
Broadcom, Inc. 3.187% 2036[3]	5,996	5,218
Broadcom, Inc. 3.50% 2041[3]	6,686	5,972
Broadcom, Inc. 3.75% 2051[3]	3,441	3,093
CommScope, Inc. 7.125% 2028[3]	11,000	9,949
Diebold Nixdorf, Inc. 9.375% 2025[3]	5,375	5,468
Fidelity National Information Services, Inc. 3.10% 2041	1,446	1,255
Global Payments, Inc. 2.90% 2031	4,685	4,274
International Business Machines Corp. 2.95% 2050	2,830	2,486
Oracle Corp. 2.875% 2031	12,487	11,405
Oracle Corp. 3.60% 2050	5,000	4,159
Oracle Corp. 3.95% 2051	6,167	5,411
ServiceNow, Inc. 1.40% 2030	3,410	2,902
SK hynix, Inc. 1.50% 2026[3]	5,841	5,410
SK hynix, Inc. 2.375% 2031[3]	2,979	2,600
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[4,5]	7,075	7,046
Unisys Corp. 6.875% 2027[3]	2,675	2,802
VeriSign, Inc. 2.70% 2031	2,291	2,077
Veritas Holdings, Ltd. 7.50% 2025[3]	11,710	11,123
		192,655
Materials 1.59%
Air Products and Chemicals, Inc. 2.05% 2030	2,046	1,889
Air Products and Chemicals, Inc. 2.80% 2050	1,322	1,166
Anglo American Capital PLC 5.375% 2025[3]	919	966
Anglo American Capital PLC 5.625% 2030[3]	6,000	6,622
Ardagh Packaging Finance 5.25% 2025[3]	3,187	3,188
Axalta Coating Systems LLC 4.75% 2027[3]	4,000	3,853
Ball Corp. 2.875% 2030	14,060	12,626
Braskem Idesa SAPI 7.45% 2029	3,000	3,053
Braskem Idesa SAPI 6.99% 2032[3]	13,676	13,420
Braskem SA 5.875% 2050[3]	2,700	2,684
Canpack SA / Canpack US, LLC 3.875% 2029[3]	4,450	3,901
Cleveland-Cliffs, Inc. 9.875% 2025[3]	643	717
CVR Partners LP 6.125% 2028[3]	5,290	5,297
Dow Chemical Co. 5.55% 2048	1,800	2,206
First Quantum Minerals, Ltd. 6.50% 2024[3]	2,850	2,872
First Quantum Minerals, Ltd. 6.875% 2026[3]	800	823
First Quantum Minerals, Ltd. 6.875% 2027[3]	6,500	6,816
FXI Holdings, Inc. 7.875% 2024[3]	2,000	1,995
American Funds Strategic Bond Fund — Page 12 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
FXI Holdings, Inc. 12.25% 2026[3]	$3,781	$4,099
Hexion, Inc. 7.875% 2027[3]	5,629	5,940
International Flavors & Fragrances, Inc. 2.30% 2030[3]	15,800	14,129
LYB International Finance III, LLC 4.20% 2050	2,800	2,775
LYB International Finance III, LLC 3.625% 2051	8,366	7,598
Mercer International, Inc. 5.125% 2029	3,195	3,087
Methanex Corp. 5.125% 2027	3,850	3,874
Newcrest Finance Pty, Ltd. 3.25% 2030[3]	2,719	2,604
Newcrest Finance Pty, Ltd. 4.20% 2050[3]	1,807	1,764
Nova Chemicals Corp. 5.25% 2027[3]	6,050	6,036
Nova Chemicals Corp. 4.25% 2029[3]	10,000	9,233
Olin Corp. 5.00% 2030	4,500	4,464
Rio Tinto Finance (USA), Ltd. 2.75% 2051	5,512	4,777
SCIH Salt Holdings, Inc. 4.875% 2028[3]	17,835	16,834
Tronox, Ltd. 4.625% 2029[3]	9,435	8,845
Valvoline, Inc. 3.625% 2031[3]	3,665	3,173
Westlake Chemical Corp. 5.00% 2046	1,095	1,194
Westlake Chemical Corp. 4.375% 2047	230	233
		174,753
Consumer staples 1.30%
7-Eleven, Inc. 0.95% 2026[3]	6,625	6,030
7-Eleven, Inc. 1.30% 2028[3]	1,890	1,658
7-Eleven, Inc. 1.80% 2031[3]	12,000	10,355
7-Eleven, Inc. 2.50% 2041[3]	12,000	9,720
7-Eleven, Inc. 2.80% 2051[3]	10,835	8,766
Albertsons Companies, Inc. 3.50% 2029[3]	7,500	6,778
Altria Group, Inc. 3.40% 2030	1,572	1,515
Altria Group, Inc. 5.95% 2049	4,889	5,313
Altria Group, Inc. 3.70% 2051	9,080	7,366
Anheuser-Busch InBev NV 4.60% 2048	5,305	5,744
British American Tobacco PLC 2.726% 2031	5,000	4,414
British American Tobacco PLC 4.742% 2032	15,000	15,111
British American Tobacco PLC 4.39% 2037	1,050	979
British American Tobacco PLC 3.734% 2040	2,640	2,169
British American Tobacco PLC 4.54% 2047	1,719	1,539
British American Tobacco PLC 4.758% 2049	941	868
British American Tobacco PLC 5.65% 2052	4,750	4,831
Central Garden & Pet Co. 4.125% 2031[3]	2,365	2,132
Kraft Heinz Company 3.00% 2026	2,567	2,536
Kraft Heinz Company 3.875% 2027	2,236	2,274
Kraft Heinz Company 5.50% 2050	1,177	1,342
Kronos Acquisition Holdings, Inc. 7.00% 2027[3]	5,000	4,235
MARB BondCo PLC 3.95% 2031[3]	3,086	2,743
NBM US Holdings, Inc. 6.625% 2029[3]	4,100	4,319
Philip Morris International, Inc. 1.75% 2030	6,736	5,836
Post Holdings, Inc. 5.50% 2029[3]	4,000	3,855
Post Holdings, Inc. 4.625% 2030[3]	4,000	3,608
Post Holdings, Inc. 4.50% 2031[3]	10,920	9,691
Reynolds American, Inc. 5.85% 2045	105	108
The Central America Bottling Corp. 5.25% 2029[3]	6,575	6,552
		142,387
American Funds Strategic Bond Fund — Page 13 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 0.80%	Principal amount (000)	Value (000)
American Tower Corp. 2.70% 2031	$4,584	$4,153
American Tower Corp. 4.05% 2032	4,308	4,323
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[3]	4,075	3,707
Equinix, Inc. 2.625% 2024	2,226	2,196
Equinix, Inc. 2.90% 2026	883	856
Equinix, Inc. 2.00% 2028	4,765	4,303
Equinix, Inc. 3.20% 2029	798	765
Equinix, Inc. 2.50% 2031	8,771	7,881
Equinix, Inc. 3.40% 2052	4,370	3,800
FibraSOMA 4.375% 2031[3]	7,079	5,929
Gaming and Leisure Properties, Inc. 4.00% 2030	2,000	1,945
Howard Hughes Corp. 5.375% 2028[3]	3,900	3,922
Howard Hughes Corp. 4.375% 2031[3]	4,025	3,789
Iron Mountain, Inc. 5.00% 2028[3]	4,000	3,907
Iron Mountain, Inc. 4.50% 2031[3]	2,495	2,307
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,325	2,246
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,300	2,212
Public Storage 1.85% 2028	7,071	6,515
Public Storage 2.30% 2031	1,902	1,761
Sun Communities Operating LP 2.30% 2028	4,193	3,808
Sun Communities Operating LP 2.70% 2031	14,919	13,484
Xenia Hotels & Resorts, Inc. 4.875% 2029[3]	4,350	4,231
		88,040
Total corporate bonds, notes & loans		3,714,252
Mortgage-backed obligations 6.69% Collateralized mortgage-backed obligations (privately originated) 3.35%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,6,9]	9,838	9,621
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[3,5,9]	5,885	5,808
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,5,9]	868	829
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[3,9]	8,873	8,618
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[3,6,9]	28,343	27,270
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 2030[3,5,9]	1,075	1,035
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,5,9]	5,532	5,454
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[3,5,9]	8,100	7,822
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 2068[3,5,9]	1,880	1,872
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 2068[3,5,9]	1,567	1,550
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 2068[3,5,9]	1,567	1,531
Connecticut Avenue Securities, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 2.15% 2042[3,5,9]	2,143	2,150
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,9]	328	312
Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 2037[3,9]	1,000	964
Finance of America HECM Buyout, Series 2020-HB2, Class M2, 3.09% 2030[3,5,9]	700	683
Finance of America HECM Buyout, Series 2020-HB2, Class M3, 4.57% 2030[3,5,9]	1,075	1,046
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,9]	4,974	5,359
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[3,9]	1,049	1,069
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[3,9]	951	1,001
Freddie Mac, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 6.007% 2028[5,9]	1,063	1,133
Freddie Mac, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 2.157% 2050[3,5,9]	1,664	1,663
Freddie Mac, Series 2020-DNA4, Class M2, (1-month USD-LIBOR + 3.75%) 4.207% 2050[3,5,9]	1,155	1,156
Freddie Mac, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 5.557% 2050[3,5,9]	5,835	6,049
Freddie Mac, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 6.457% 2050[3,5,9]	3,000	3,158
American Funds Strategic Bond Fund — Page 14 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 5.157% 2028[5,9]	$1,898	$1,980
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M1, (30-day Average USD-SOFR + 0.65%) 0.749% 2034[3,5,9]	549	547
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 1.599% 2041[3,5,9]	3,250	3,095
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 1.399% 2042[3,5,9]	7,977	7,932
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 2.099% 2050[3,5,9]	7,101	7,018
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 2.307% 2050[3,5,9]	1,786	1,783
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 2.899% 2050[3,5,9]	2,614	2,621
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[3,9]	2,980	2,742
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 2050[3,5,9]	1,760	1,708
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,5,9]	1,260	1,260
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,5,9]	11,830	11,698
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,6,9]	2,985	2,856
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.544% 2058[3,5,9]	1,000	981
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 2058[3,5,9]	3,495	3,407
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.531% 2022[3,5,9]	14,260	14,256
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.426% 2051[3,5,9]	65,370	65,379
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[3,5,9]	9,670	9,176
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.887% 2055[3,5,9]	9,487	9,371
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.198% 2054[3,5,9]	3,000	3,021
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.078% 2057[3,5,9]	2,000	2,004
Towd Point Mortgage Trust, Series 2019-2, Class B1, 3.725% 2058[3,5,9]	3,388	3,312
Towd Point Mortgage Trust, Series 2019-2, Class M2, 3.75% 2058[3,5,9]	3,350	3,289
Towd Point Mortgage Trust, Series 2015-2, Class 1M1, 3.25% 2060[3,5,9]	1,595	1,597
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[3,7,8]	24,714	23,071
VM Fund I, LLC 8.625% 2028[3,7,8]	55,549	54,716
ZH Trust, Series 2021-1, Class A, 2.253% 2027[3,9]	2,536	2,518
ZH Trust, Series 2021-2, Class A, 2.349% 2027[3,9]	5,990	5,977
ZH Trust, Series 2021-2, Class B, 3.506% 2027[3,9]	25,000	23,581
		368,049
Commercial mortgage-backed securities 2.89%
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.851% 2049[5,9]	2,500	2,480
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 2031[5,9]	5,000	4,489
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 2064[9]	5,750	5,313
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.507% 2064[5,9]	750	737
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 2064[5,9]	727	710
Barclays Commercial Mortgage Securities LLC, Series 2017-C1, Class B, 4.089% 2050[9]	3,564	3,545
Benchmark Mortgage Trust, Series 2022-B34, Class C, 0% 2055[5,9]	782	762
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 1.285% 2034[3,5,9]	4,900	4,667
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.097% 2036[3,5,9]	22,871	22,313
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.347% 2036[3,5,9]	4,164	4,081
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.694% 2036[3,5,9]	14,919	14,642
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.043% 2036[3,5,9]	14,940	14,654
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 2.292% 2036[3,5,9]	3,450	3,380
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 1.267% 2038[3,5,9]	4,355	4,260
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.497% 2038[3,5,9]	4,671	4,561
American Funds Strategic Bond Fund — Page 15 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.647% 2038[3,5,9]	$6,985	$6,888
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.797% 2038[3,5,9]	12,127	11,839
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.897% 2038[3,5,9]	2,354	2,322
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 2.247% 2038[3,5,9]	4,485	4,416
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 1.89% 2039[3,5,9]	1,000	986
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 2.266% 2039[3,5,9]	7,000	6,861
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 2.391% 2039[3,5,9]	6,500	6,422
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 3.438% 2035[3,5,9]	9,692	9,649
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class AS, 3.683% 2045[3,9]	1,700	1,700
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[5,9]	630	631
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 2046[5,9]	2,000	2,002
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2048[9]	1,457	1,437
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.142% 2048[5,9]	2,500	2,457
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.422% 2048[5,9]	5,640	5,490
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[9]	1,030	1,032
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[9]	655	659
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.119% 2050[3,5,9]	1,000	1,011
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09% 2049[9]	3,000	2,957
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.477% 2038[3,5,9]	4,172	4,128
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.777% 2038[3,5,9]	3,808	3,764
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 2.097% 2038[3,5,9]	4,872	4,811
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.647% 2038[3,5,9]	10,076	9,949
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[3,9]	1,000	983
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class E, 3.963% 2036[3,5,9]	6,500	6,260
FREMF Mortgage Trust, Series 2017-K67, Class B, 3.945% 2049[3,5,9]	1,000	1,005
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD-LIBOR + 1.933%) 2.33% 2036[3,5,9]	3,212	3,137
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 2049[5,9]	116	113
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.706% 2049[5,9]	1,503	1,496
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.409% 2051[5,9]	5,000	4,990
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2053[9]	100	96
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 2038[3,9]	3,000	2,903
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 2038[3,9]	300	296
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 2045[5,9]	1,601	1,624
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[3,9]	4,714	4,552
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[3,9]	4,338	4,132
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[3,5,9]	7,669	7,179
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[3,9]	11,522	10,653
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class B, 3.499% 2046[9]	2,959	2,940
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[5,9]	10,190	10,189
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.447% 2038[3,5,9]	1,374	1,353
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.797% 2038[3,5,9]	2,666	2,635
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.152% 2046[5,9]	8,200	8,249
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class B, 4.763% 2046[5,9]	1,000	1,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2048[9]	2,000	1,993
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.897% 2038[3,5,9]	1,322	1,299
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.707% 2049[3,5,9]	2,000	1,899
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 4.207% 2050[3,5,9]	1,000	966
OPG Trust, Series 2021-PORT, Class D, (1-month USD-LIBOR + 1.131%) 1.528% 2036[3,5,9]	1,475	1,404
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,9]	21,061	19,624
American Funds Strategic Bond Fund — Page 16 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.322% 2036[3,5,9]	$9,000	$8,744
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 1.726% 2038[3,5,9]	5,813	5,668
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class D, 2.252% 2027[3,5,9]	8,000	7,876
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.323% 2050[5,9]	4,000	3,854
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 2052[5,9]	365	375
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.558% 2058[5,9]	4,000	3,889
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[5,9]	380	381
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 2057[5,9]	2,000	2,004
		317,766
Federal agency mortgage-backed obligations 0.45%
Fannie Mae Pool #BT9510 2.50% 2051[9]	1,211	1,163
Fannie Mae Pool #BT9483 2.50% 2051[9]	1,202	1,151
Fannie Mae Pool #CB2319 2.50% 2051[9]	1,193	1,142
Fannie Mae Pool #CB2372 2.50% 2051[9]	582	558
Freddie Mac Pool #SD7545 2.50% 2051[9]	1,131	1,086
Freddie Mac Pool #QD3220 2.50% 2051[9]	592	569
Freddie Mac, Series K142, Class A2, 2.40% 2032[9]	24,762	23,786
Government National Mortgage Assn. 2.50% 2052[9,10]	15,466	14,938
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.209% 2022[3,5,7,8,9]	454	454
Uniform Mortgage-Backed Security 2.50% 2052[9,10]	5,046	4,804
		49,651
Total mortgage-backed obligations		735,466
Bonds & notes of governments & government agencies outside the U.S. 4.89%
Angola (Republic of) 9.50% 2025	5,570	6,112
Angola (Republic of) 8.00% 2029	6,000	6,046
Argentine Republic 1.00% 2029	161	55
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[6]	16,951	5,190
Belarus (Republic of) 5.875% 2026	4,700	773
Brazil (Federative Republic of) 6.00% 2050[2]	BRL3,937	858
Brazil (Federative Republic of) 6.00% 2055[2]	8,621	1,883
Chile (Republic of) 4.34% 2042	$3,565	3,666
Chile (Republic of) 3.10% 2061	21,959	18,139
Costa Rica (Republic of) 6.125% 2031	4,762	4,827
Costa Rica (Republic of) 7.00% 2044	2,999	2,969
Costa Rica (Republic of) 7.158% 2045	3,001	2,990
Dominican Republic 5.95% 2027	5,000	5,150
Dominican Republic 4.50% 2030[3]	1,467	1,350
Dominican Republic 6.00% 2033[3]	3,705	3,630
Dominican Republic 5.30% 2041[3]	2,088	1,819
Dominican Republic 5.875% 2060[3]	465	400
European Investment Bank 0.625% 2027	15,310	13,783
Gabonese Republic 7.00% 2031[3]	10,000	9,633
Ghana (Republic of) 18.85% 2023	GHS70,000	9,341
Ghana (Republic of) 20.75% 2023	40,000	5,470
Ghana (Republic of) 0% 2025	$10,000	6,562
Ghana (Republic of) 19.00% 2026	GHS100,000	12,494
Ghana (Republic of) 6.375% 2027[3]	$1,610	1,216
Greece (Hellenic Republic of) 3.45% 2024	€1,220	1,427
Greece (Hellenic Republic of) 3.375% 2025	1,480	1,743
India (Republic of) 7.61% 2030	INR367,000	5,069
American Funds Strategic Bond Fund — Page 17 of 30

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
India (Republic of) 7.88% 2030	INR333,000	$4,686
Inter-American Development Bank 0.625% 2025	$13,000	12,195
Italy (Republic of) 0.10% 2023[2]	€27,133	31,968
Japan, Series 20, 0.10% 2025[2]	¥511,500	4,367
Japan Bank for International Cooperation 1.25% 2031	$11,352	10,159
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[6]	30,000	25,909
Panama (Republic of) 3.298% 2033	7,940	7,597
Panama (Republic of) 4.50% 2056	1,475	1,447
Panama (Republic of) 4.50% 2063	5,850	5,634
Peru (Republic of) 2.392% 2026	1,365	1,327
Peru (Republic of) 2.783% 2031	11,165	10,540
Peru (Republic of) 6.15% 2032	PEN254,420	66,732
Peru (Republic of) 3.00% 2034	$7,055	6,594
Peru (Republic of) 2.78% 2060	17,695	13,892
Philippines (Republic of) 1.648% 2031	13,830	12,331
Philippines (Republic of) 2.65% 2045	7,941	6,543
Romania 3.50% 2034	€995	1,001
Spain (Kingdom of) 1.25% 2030	12,245	13,599
Sri Lanka (Democratic Socialist Republic of) 6.35% 2024	$4,530	2,265
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	220	104
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	4,450	2,121
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029	6,460	3,133
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	25,790	12,186
Tunisia (Republic of) 6.75% 2023	€30,000	24,198
Turkey (Republic of) 5.875% 2031	$5,900	5,055
Ukraine 7.375% 2032	5,370	2,280
United Kingdom 0.125% 2041[2]	£2,691	5,528
United Mexican States 2.659% 2031	$5,405	4,936
United Mexican States 3.50% 2034	15,000	13,980
United Mexican States 5.00% 2051	3,290	3,335
United Mexican States 3.75% 2071	8,790	6,993
United Mexican States, Series M20, 10.00% 2024	MXN1,060,000	55,226
United Mexican States, Series M, 7.50% 2027	60,000	2,898
United Mexican States, Series M, 8.00% 2047	496,456	23,818
		537,172
Asset-backed obligations 4.24%
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[3,9]	$10,000	9,504
Aesop Funding LLC, Series 2019-3A, Class B, 2.65% 2026[3,9]	425	412
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[3,9]	8,000	7,985
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[3,9]	1,000	991
American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64% 2028[3,9]	12,764	11,970
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.87% 2028[3,9]	2,750	2,670
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 2026[9]	7,032	6,727
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,9]	763	760
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[3,9]	7,500	7,366
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[3,9]	7,500	7,395
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[3,9]	4,000	3,751
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[3,9]	3,059	2,979
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[3,9]	7,800	7,276
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 2034[3,9]	8,400	7,713
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[3,9]	1,851	1,540
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 2025[3,9]	4,500	4,500
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[3,9]	8,234	7,575
American Funds Strategic Bond Fund — Page 18 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[3,9]	$4,561	$4,033
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,9]	3,944	3,730
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,9]	720	662
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,9]	1,620	1,530
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,9]	299	276
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,9]	12,915	12,009
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[3,9]	2,415	2,225
CFG Investments, Ltd., Series 2021-1, Class A, 4.70% 2032[3,9]	3,250	3,208
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 2032[3,9]	3,000	2,946
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[3,9]	905	880
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[3,9]	1,668	1,622
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,9]	441	442
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[3,9]	378	383
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[9]	6,743	6,722
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,9]	1,585	1,587
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,9]	915	917
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[3,9]	200	203
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,9]	4,103	3,800
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[3,9]	198	199
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[3,9]	149	149
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,9]	5,705	5,684
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,9]	895	899
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[3,9]	520	529
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,9]	10,512	9,773
FirstKey Homes Trust, Series 2021-SFR2, Class F1, 2.908% 2038[3,9]	1,389	1,236
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,9]	2,467	2,496
Freedom Financial, Series 2022-1FP, Class B, 1.91% 2029[3,9]	13,538	13,206
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,9]	4,730	4,413
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[3,9]	269	250
Genesis Sales Finance Master Trust, Series 2021-A, Class D, 2.09% 2026[3,9]	2,000	1,916
Genesis Sales Finance Master Trust, Series 2021-A, Class E, 3.77% 2026[3,9]	6,000	5,760
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,9]	1,954	1,973
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,9]	3,808	3,622
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,9]	1,045	1,019
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,7,8,9]	19,550	19,048
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,9]	9,753	9,247
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,9]	3,660	3,472
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[3,9]	2,336	2,203
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,9]	10,573	9,664
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,9]	3,950	3,604
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[3,9]	2,477	2,254
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[3,9]	1,466	1,378
Hertz Vehicle Financing, LLC, Series 2022-1A, Class B, 2.19% 2026[3,9]	799	762
Hertz Vehicle Financing, LLC, Series 2022-1A, Class C, 2.63% 2026[3,9]	4,017	3,818
Hertz Vehicle Financing, LLC, Series 2022-2A, Class C, 2.95% 2028[3,9]	6,942	6,369
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[3,9]	4,890	4,782
Mission Lane Credit Card Master Trust, Series 2021-A, Class C, 4.75% 2026[3,9]	5,000	4,887
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[3,9]	6,710	6,195
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 2046[3,9]	4,569	3,921
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,9]	98	92
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,9]	202	189
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[3,9]	5,313	5,019
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[3,9]	11,333	10,803
Neuberger Berman CLO, Ltd., Series 2014-18A, Class A2R2, (3-month USD-LIBOR + 1.70%) 1.955% 2030[3,5,9]	1,000	996
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,9]	42,939	40,084
American Funds Strategic Bond Fund — Page 19 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[3,9]	$10,000	$9,447
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[3,9]	3,712	3,526
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[3,9]	4,316	4,073
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 2027[3,9]	1,350	1,276
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 2027[3,9]	1,350	1,283
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[3,9]	3,866	3,652
Oportun Funding LLC, Series 2021-B, Class B, 1.96% 2031[3,9]	6,202	5,910
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.707% 2051[3,5,9]	2,105	2,102
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 2.054% 2031[3,5,9]	1,265	1,259
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,9]	4,460	4,457
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[3,9]	8,130	8,167
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 2027[9]	15,000	14,604
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 1.844% 2031[3,5,9]	2,000	1,992
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 2054[3,9]	5,209	5,046
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 1.367% 2046[3,9]	7,272	6,677
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[3,9]	3,241	2,992
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[3,9]	14,404	13,523
Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926% 2041[3,9]	20,204	18,922
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[3,9]	1,042	983
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2033[3,9]	9,321	8,406
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,9]	4,430	4,216
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[3,9]	3,065	2,959
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[3,9]	3,600	3,556
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[3,9]	1,204	1,112
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[3,9]	4,331	4,093
Voya CLO, Ltd., Series 2016-3A, Class A3R, 1.991% 2031[3,5,9]	1,750	1,749
		466,182
Municipals 2.16% California 0.30%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 2031	7,370	7,327
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 2036	4,470	4,094
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 2041	6,710	6,003
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	4,701
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	4,959
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	5,694
		32,778
Florida 0.25%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	15,075	14,325
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	14,910	13,620
		27,945
Illinois 0.31%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	555	605
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	2,645	2,895
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	960	1,080
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[3]	1,780	2,100
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	19,120	17,250
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	100	113
American Funds Strategic Bond Fund — Page 20 of 30

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$682	$694
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 2026	6,385	6,404
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	13,690	3,047
		34,188
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,161
Ohio 0.44%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	49,090	48,440
Puerto Rico 0.29%
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 2023	1,279	1,310
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 2025	1,275	1,347
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2027	1,264	1,382
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2029	1,243	1,389
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 2031	1,207	1,378
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2033	1,145	1,121
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2035	1,029	996
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2037	883	851
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2041	1,201	1,145
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2046	1,249	1,180
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2024	589	538
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2033	1,473	853
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2043	5,702	3,072
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	35,113	10,774
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	21,248	4,730
		32,066
Washington 0.25%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[3]	26,000	27,127
Wisconsin 0.31%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 2061	11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	22,070	22,174
		33,549
Total municipals		237,254
Federal agency bonds & notes 0.18%
Fannie Mae 0.875% 2030	19,166	16,741
Federal Farm Credit Banks 1.75% 2025	3,107	3,038
		19,779
Total bonds, notes & other debt instruments (cost: $10,442,860,000)		9,895,758
American Funds Strategic Bond Fund — Page 21 of 30

unaudited
Common stocks 0.01% Consumer discretionary 0.01%		Shares	Value (000)
MYT Holding Co., Class B7,11		130,350	$293
NMG Parent LLC[11]		1,149	198
			491
Total common stocks (cost: $1,012,000)			491
Preferred securities 0.00% Consumer discretionary 0.00%
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029[11]		224,416	247
Total preferred securities (cost: $201,000)			247
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[7,11]		4,602	195
Total rights & warrants (cost: $28,000)			195
Short-term securities 9.87% Money market investments 9.50%
Capital Group Central Cash Fund 0.32%[12,13]		10,448,796	1,044,879
Bills & notes of governments outside the U.S. 0.37%	Weighted average yield at acquisition	Principal amount (000)
Egyptian Treasury 4/19/2022	11.527%	EGP750,000	40,789
Total short-term securities (cost: $1,092,362,000)			1,085,668
Total investment securities 99.90% (cost: $11,536,463,000)			10,982,359
Other assets less liabilities 0.10%			10,752
Net assets 100.00%			$10,993,111
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
30 Day Federal Funds Futures	Long	48,985	May 2022	$20,342,138	$3,159
30 Day Federal Funds Futures	Long	19,010	June 2022	7,864,036	(6,344)
30 Day Federal Funds Futures	Long	3,065	August 2022	1,261,412	(5,164)
90 Day Euro Dollar Futures	Short	15,236	December 2023	(3,693,587)	78,426
90 Day Euro Dollar Futures	Short	11,374	December 2024	(2,766,583)	30,517
2 Year U.S. Treasury Note Futures	Short	8,137	June 2022	(1,724,408)	18,423
5 Year U.S. Treasury Note Futures	Short	19,247	June 2022	(2,207,390)	52,631
10 Year Euro-Bund Futures	Long	17	June 2022	2,984	(149)
10 Year Italy Government Bond Futures	Short	660	June 2022	(100,984)	4,582
10 Year Japanese Government Bond Futures	Short	699	June 2022	(859,539)	6,000
10 Year U.S. Treasury Note Futures	Long	9,195	June 2022	1,129,835	(15,601)
American Funds Strategic Bond Fund — Page 22 of 30

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	1,284	June 2022	$(173,942)	$5,789
20 Year U.S. Treasury Bond Futures	Short	1,526	June 2022	(228,995)	6,908
30 Year Euro-Buxl Futures	Long	250	June 2022	51,496	(4,409)
30 Year Ultra U.S. Treasury Bond Futures	Long	570	June 2022	100,961	(5,470)
					$169,298
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
JPY	21,449,043	USD	186,897	JPMorgan Chase	4/6/2022	$(10,693)
JPY	21,449,043	USD	186,897	Morgan Stanley	4/6/2022	(10,693)
CLP	85,347,700	USD	106,154	Morgan Stanley	4/7/2022	2,198
USD	13,056	CLP	10,558,000	Barclays Bank PLC	4/7/2022	(347)
USD	62,777	NOK	557,925	Bank of America	4/7/2022	(590)
JPY	1,831,000	EUR	14,274	JPMorgan Chase	4/7/2022	(752)
JPY	31,244,839	USD	270,385	Morgan Stanley	4/7/2022	(13,704)
USD	196,362	CNH	1,245,200	UBS AG	4/11/2022	559
CNH	1,245,200	USD	195,452	HSBC Bank	4/11/2022	352
EUR	58,395	USD	64,461	JPMorgan Chase	4/11/2022	159
USD	9,314	INR	720,000	Citibank	4/11/2022	(153)
EUR	4,685	MXN	110,000	Standard Chartered Bank	4/11/2022	(336)
USD	138,715	GBP	105,912	Bank of America	4/11/2022	(405)
USD	138,703	GBP	105,912	Goldman Sachs	4/11/2022	(417)
USD	58,988	ZAR	906,875	Morgan Stanley	4/11/2022	(2,988)
USD	7,544	KRW	9,269,600	Citibank	4/14/2022	(84)
USD	163,397	NZD	238,000	Citibank	4/14/2022	(1,519)
USD	83,462	CAD	106,525	JPMorgan Chase	4/14/2022	(1,743)
USD	232,156	PHP	12,228,800	Citibank	4/21/2022	(3,817)
USD	83,741	MXN	1,771,466	Citibank	4/21/2022	(4,995)
USD	5,241	GBP	3,959	Barclays Bank PLC	4/25/2022	41
USD	4,378	SGD	5,945	Citibank	4/25/2022	(8)
USD	3,436	SEK	32,500	Citibank	4/25/2022	(23)
USD	314,348	EUR	285,028	Morgan Stanley	4/25/2022	(1,195)
USD	163,322	IDR	2,340,400,000	Citibank	4/26/2022	287
COP	816,915,000	USD	216,049	Morgan Stanley	4/28/2022	(335)
USD	207,589	AUD	279,200	Morgan Stanley	4/28/2022	(1,406)
USD	24,461	BRL	117,230	Citibank	5/6/2022	88
						$(52,519)
American Funds Strategic Bond Fund — Page 23 of 30

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.745%	Annual	U.S. EFFR	Annual	6/15/2022	$13,464,600	$(932)	$—	$(932)
0.775%	Annual	U.S. EFFR	Annual	6/15/2022	36,798,948	(1,262)	—	(1,262)
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	228,977	1,240	—	1,240
2.10125%	Annual	U.S. EFFR	Annual	1/12/2023	36,000	181	—	181
2.045%	Semi-annual	3-month USD-LIBOR	Quarterly	3/24/2023	53,800	80	—	80
2.55%	Annual	U.S. EFFR	Annual	4/26/2023	50,000	419	—	419
2.5815%	Annual	U.S. EFFR	Annual	5/25/2023	96,000	821	—	821
1.8875%	Semi-annual	3-month USD-LIBOR	Quarterly	6/7/2023	33,600	(54)	—	(54)
1.56%	Semi-annual	3-month USD-LIBOR	Quarterly	7/6/2023	40,500	(292)	—	(292)
1.615%	Semi-annual	3-month USD-LIBOR	Quarterly	8/18/2023	73,000	(570)	—	(570)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZ$129,461	(2,112)	—	(2,112)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	1,103,232	(18,128)	—	(18,128)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	406,601	(6,798)	—	(6,798)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	1,016,363	(16,729)	—	(16,729)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	167,647	(2,777)	—	(2,777)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	167,648	(2,751)	—	(2,751)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	184,049	(3,034)	—	(3,034)
3-month USD-LIBOR	Quarterly	3.09009%	Semi-annual	10/31/2023	$58,020	(700)	—	(700)
2.42%	Semi-annual	3-month USD-LIBOR	Quarterly	11/18/2023	50,000	61	—	61
0.204%	Annual	U.S. EFFR	Annual	2/26/2024	988,000	(37,756)	—	(37,756)
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	466,800	(17,643)	—	(17,643)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	587,300	15,649	—	15,649
6.23%	28-day	28-day MXN-TIIE	28-day	3/28/2025	MXN1,051,500	(3,219)	—	(3,219)
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	$84,400	2,130	—	2,130
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	€448,100	(24,147)	—	(24,147)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(24,273)	—	(24,273)
3-month SEK-STIBOR	At maturity	0.154%	At maturity	2/5/2026	SKr958,800	6,078	—	6,078
3-month SEK-STIBOR	Quarterly	0.159%	Annual	2/8/2026	961,800	6,090	—	6,090
3-month SEK-STIBOR	Quarterly	0.1625%	Annual	2/8/2026	957,200	6,047	—	6,047
3-month SEK-STIBOR	Quarterly	0.175%	Annual	2/9/2026	1,501,900	9,418	—	9,418
3-month SEK-STIBOR	Quarterly	0.179%	Annual	2/9/2026	750,800	4,696	—	4,696
3-month SEK-STIBOR	Quarterly	0.185%	Annual	2/11/2026	753,100	4,702	—	4,702
3-month SEK-STIBOR	Quarterly	0.189%	Annual	2/11/2026	753,100	4,690	—	4,690
5.39%	28-day	28-day MXN-TIIE	28-day	3/6/2026	MXN390,000	(1,980)	—	(1,980)
5.395%	28-day	28-day MXN-TIIE	28-day	3/6/2026	1,310,000	(6,639)	—	(6,639)
5.43%	28-day	28-day MXN-TIIE	28-day	3/10/2026	660,000	(3,310)	—	(3,310)
5.455%	28-day	28-day MXN-TIIE	28-day	3/11/2026	255,000	(1,269)	—	(1,269)
5.4167%	28-day	28-day MXN-TIIE	28-day	3/11/2026	780,000	(3,931)	—	(3,931)
5.55%	28-day	28-day MXN-TIIE	28-day	3/12/2026	250,000	(1,203)	—	(1,203)
5.50%	28-day	28-day MXN-TIIE	28-day	3/12/2026	330,000	(1,616)	—	(1,616)
5.6275%	28-day	28-day MXN-TIIE	28-day	3/12/2026	505,000	(2,363)	—	(2,363)
5.63%	28-day	28-day MXN-TIIE	28-day	3/13/2026	256,000	(1,198)	—	(1,198)
5.62%	28-day	28-day MXN-TIIE	28-day	3/13/2026	385,000	(1,808)	—	(1,808)
5.6412%	28-day	28-day MXN-TIIE	28-day	3/13/2026	579,000	(2,697)	—	(2,697)
6.20%	28-day	28-day MXN-TIIE	28-day	3/19/2026	283,000	(1,051)	—	(1,051)
6.105%	28-day	28-day MXN-TIIE	28-day	3/19/2026	274,000	(1,062)	—	(1,062)
6.17%	28-day	28-day MXN-TIIE	28-day	3/19/2026	286,000	(1,076)	—	(1,076)
6.05%	28-day	28-day MXN-TIIE	28-day	3/19/2026	286,500	(1,137)	—	(1,137)
American Funds Strategic Bond Fund — Page 24 of 30

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
6.08%	28-day	28-day MXN-TIIE	28-day	3/19/2026	MXN292,000	$(1,144)	$—	$(1,144)
6.03%	28-day	28-day MXN-TIIE	28-day	3/19/2026	1,305,000	(5,225)	—	(5,225)
6.08%	28-day	28-day MXN-TIIE	28-day	3/20/2026	282,500	(1,107)	—	(1,107)
1.7525%	Annual	3-month SEK-STIBOR	Quarterly	4/4/2026	SKr577,400	(49)	—	(49)
1.745%	Annual	3-month SEK-STIBOR	Quarterly	4/4/2026	577,300	(67)	—	(67)
6.35%	28-day	28-day MXN-TIIE	28-day	6/12/2026	MXN431,000	(1,543)	—	(1,543)
6.3967%	28-day	28-day MXN-TIIE	28-day	6/15/2026	438,000	(1,538)	—	(1,538)
6.435%	28-day	28-day MXN-TIIE	28-day	6/15/2026	585,000	(2,014)	—	(2,014)
6.42%	28-day	28-day MXN-TIIE	28-day	6/15/2026	868,000	(3,011)	—	(3,011)
6.49%	28-day	28-day MXN-TIIE	28-day	6/16/2026	289,000	(967)	—	(967)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	210,300	(700)	—	(700)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	217,000	(708)	—	(708)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	214,800	(727)	—	(727)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	657,000	(2,127)	—	(2,127)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	212,600	(689)	—	(689)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	420,500	(1,400)	—	(1,400)
6.71%	28-day	28-day MXN-TIIE	28-day	6/19/2026	286,200	(845)	—	(845)
6.65%	28-day	28-day MXN-TIIE	28-day	6/19/2026	286,200	(876)	—	(876)
6.715%	28-day	28-day MXN-TIIE	28-day	6/19/2026	427,800	(1,259)	—	(1,259)
6.69%	28-day	28-day MXN-TIIE	28-day	6/19/2026	572,500	(1,711)	—	(1,711)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	139,200	(441)	—	(441)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	149,500	(477)	—	(477)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	182,900	(582)	—	(582)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	224,900	(693)	—	(693)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	596,500	(1,862)	—[14]	(1,862)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	620,300	(1,919)	—	(1,919)
6.63%	28-day	28-day MXN-TIIE	28-day	6/26/2026	635,800	(1,971)	—	(1,971)
7.135%	28-day	28-day MXN-TIIE	28-day	9/25/2026	736,700	(1,651)	—	(1,651)
7.10%	28-day	28-day MXN-TIIE	28-day	9/25/2026	1,031,300	(2,381)	—	(2,381)
7.065%	28-day	28-day MXN-TIIE	28-day	9/28/2026	589,382	(1,401)	—	(1,401)
7.19%	28-day	28-day MXN-TIIE	28-day	9/29/2026	294,600	(630)	—	(630)
7.3023%	28-day	28-day MXN-TIIE	28-day	9/30/2026	383,700	(739)	—	(739)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	589,400	(1,160)	—	(1,160)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	¥1,442,100	64	(4)	68
7.30%	28-day	28-day MXN-TIIE	28-day	10/1/2026	MXN147,348	(284)	—	(284)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	123,770	(253)	—	(253)
7.52%	28-day	28-day MXN-TIIE	28-day	10/19/2026	147,300	(224)	—	(224)
7.55%	28-day	28-day MXN-TIIE	28-day	10/23/2026	439,000	(641)	—	(641)
7.64%	28-day	28-day MXN-TIIE	28-day	10/28/2026	303,900	(391)	—	(391)
7.39%	28-day	28-day MXN-TIIE	28-day	10/30/2026	297,800	(527)	—	(527)
7.335%	28-day	28-day MXN-TIIE	28-day	11/6/2026	442,100	(837)	—	(837)
7.20%	28-day	28-day MXN-TIIE	28-day	11/6/2026	595,500	(1,284)	—	(1,284)
7.335%	28-day	28-day MXN-TIIE	28-day	11/26/2026	194,771	(368)	—	(368)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	$19,100	301	—	301
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	19,100	299	—	299
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	15,300	251	—	251
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	14,500	235	—	235
3-month USD-LIBOR	Quarterly	1.1655%	Semi-annual	3/4/2028	199,000	13,883	—	13,883
American Funds Strategic Bond Fund — Page 25 of 30

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	$44,000	$(799)	$—	$(799)
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN636,500	2,324	—	2,324
3-month USD-LIBOR	Quarterly	2.679%	Semi-annual	4/14/2030	$4,800	(93)	—	(93)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	153,800	17,585	—	17,585
3-month USD-LIBOR	Quarterly	2.35%	Semi-annual	3/24/2031	11,700	30	—	30
3-month USD-LIBOR	Quarterly	2.22%	Semi-annual	6/7/2031	7,300	90	—	90
3-month USD-LIBOR	Quarterly	1.89%	Semi-annual	7/6/2031	8,700	351	—	351
3-month USD-LIBOR	Quarterly	1.87%	Semi-annual	8/18/2031	15,500	653	—	653
3-month USD-LIBOR	Quarterly	2.57%	Semi-annual	11/18/2031	11,000	(191)	—	(191)
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	9,200	(464)	—	(464)
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038	11,400	(554)	—	(554)
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	11,500	(559)	—	(559)
3-month USD-LIBOR	Quarterly	2.967%	Semi-annual	2/2/2038	8,900	(436)	—	(436)
3.1675%	Semi-annual	3-month USD-LIBOR	Quarterly	9/27/2048	29,000	5,111	—	5,111
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	3,666	—	3,666
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	1,704	—	1,704
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	1,516	—	1,516
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	€16,100	4,230	—	4,230
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050	74,200	21,290	—	21,290
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	74,200	21,056	—	21,056
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	39,980	10,797	—	10,797
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(3,633)	—	(3,633)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(3,966)	—	(3,966)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	46,200	(4,983)	—	(4,983)
						$(91,880)	$(4)	$(91,876)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	$2,309,415	$(36,507)	$(31,810)	$(4,697)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	2,280,495	(122,786)	(106,019)	(16,767)
					$(159,293)	$(137,829)	$(21,464)
Investments in affiliates13

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2022 (000)	Dividend income (000)
Short-term securities 9.50%
Money market investments 9.50%
Capital Group Central Cash Fund 0.32%[12]	$397,473	$2,818,953	$2,171,457	$(58)	$(32)	$1,044,879	$275
American Funds Strategic Bond Fund — Page 26 of 30

unaudited
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $379,201,000, which represented 3.45% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,627,172,000, which represented 23.90% of the net assets of the fund.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $44,413,000, which represented .40% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $102,745,000, which represented .93% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months.
[12]	Rate represents the seven-day yield at 3/31/2022.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Strategic Bond Fund — Page 27 of 30

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $36,351,639,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $2,753,099,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $19,050,086,000 and $2,794,419,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
American Funds Strategic Bond Fund — Page 28 of 30

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,185,653	$—	$4,185,653
Corporate bonds, notes & loans	—	3,709,284	4,968	3,714,252
Mortgage-backed obligations	—	657,225	78,241	735,466
Bonds & notes of governments & government agencies outside the U.S.	—	537,172	—	537,172
Asset-backed obligations	—	447,134	19,048	466,182
Municipals	—	237,254	—	237,254
Federal agency bonds & notes	—	19,779	—	19,779
Common stocks	—	491	—	491
Preferred securities	—	247	—	247
Rights & warrants	—	195	—	195
Short-term securities	1,044,879	40,789	—	1,085,668
Total	$1,044,879	$9,835,223	$102,257	$10,982,359
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$206,435	$—	$—	$206,435
Unrealized appreciation on open forward currency contracts	—	3,684	—	3,684
Unrealized appreciation on centrally cleared interest rate swaps	—	167,742	—	167,742
Liabilities:
Unrealized depreciation on futures contracts	(37,137)	—	—	(37,137)
Unrealized depreciation on open forward currency contracts	—	(56,203)	—	(56,203)
Unrealized depreciation on centrally cleared interest rate swaps	—	(259,618)	—	(259,618)
Unrealized depreciation on credit default swaps	—	(21,464)	—	(21,464)
Total	$169,298	$(165,859)	$—	$3,439
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Strategic Bond Fund — Page 29 of 30

unaudited
Key to abbreviations and symbols
AUD = Australian dollars	GBP/£ = British pounds
Auth. = Authority	GHS = Ghanaian cedi
BBR = Bank Base Rate	IDR = Indonesian rupiah
BRL = Brazilian reais	INR = Indian rupees
CAD = Canadian dollars	JPY/¥ = Japanese yen
Certs. of Part. = Certificates of Participation	KRW = South Korean won
CLO = Collateralized Loan Obligations	LIBOR = London Interbank Offered Rate
CLP = Chilean pesos	MXN = Mexican pesos
CME = CME Group	NOK = Norwegian kroner
CMO = Collateralized Mortgage Obligations	NZD/NZ$ = New Zealand dollars
CNH = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PHP = Philippine pesos
DAC = Designated Activity Company	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Econ. = Economic	SEK/SKr = Swedish kronor
EFFR = Effective Federal Funds Rate	SGD = Singapore dollars
EGP = Egyptian pounds	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	STIBOR = Stockholm Interbank Offered Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
Facs. = Facilities	TIIE = Equilibrium Interbank Interest Rate
Fin. = Finance	TONAR = Tokyo Overnight Average Rate
Fncg. = Financing	USD/$ = U.S. dollars
FRA = Forward Rate Agreement	ZAR = South African rand
G.O. = General Obligation
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-112-0522O-S85311	American Funds Strategic Bond Fund — Page 30 of 30